Share Capital - Schedule of Share Capital Issued and Fully Paid (Parenthetical) (Detail) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Notional amount	£ 205,172	£ 237,771
Ordinary Share Capital [member]
Disclosure of classes of share capital [line items]
Price per share	£ 0.10
Three Hundred Million Preference Shares [Member]
Disclosure of classes of share capital [line items]
Price per share	£ 1,000
Notional amount	£ 300